Share options and warrants - Reconciliation of outstanding share options (Details)	12 Months Ended
	Jun. 30, 2026 Option £ / shares	Jun. 30, 2025 Option £ / shares
Share options and warrants
Number of options, Outstanding, Beginning balance | Option	7,404,860	6,004,860
Number of options, Granted during the year | Option	3,850,000	1,400,000
Number of options, Exercised during the year | Option	(1,700,000)
Number of options, Lapsed during the year | Option	(500,000)
Number of options, Outstanding, Ending balance | Option	9,054,860	7,404,860
Number of options, Exercisable | Option	7,129,860	6,704,860
Weighted average exercise price of options, Outstanding, Beginning balance | £ / shares	£ 0.18	£ 0.13
Weighted average exercise price of options, Granted during the year | £ / shares	1.31	0.09
Weighted average exercise price of options, Exercised during the year | £ / shares	0.16
Weighted average exercise price of options, Lapsed during the year | £ / shares	0.02
Weighted average exercise price of options, Outstanding, Ending balance | £ / shares	0.67	0.18
Weighted average exercise price of options, Exercisable | £ / shares	£ 0.67	£ 0.18